Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 25,170		$ 24,484
Unrealized Gains	2,989		2,534
Unrealized Losses	42		123
Fair Value	28,117		26,895
US Treasury Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	671		5,446
Unrealized Gains	23		115
Unrealized Losses	0		45
Fair Value	694		5,516
US Government Agencies Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,843		1,883
Unrealized Gains	89		19
Unrealized Losses	0		7
Fair Value	1,932		1,895
US States and Political Subdivisions Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	437		565
Unrealized Gains	21		17
Unrealized Losses	4		3
Fair Value	454		579
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	20,480		14,014
Unrealized Gains	743		372
Unrealized Losses	0		28
Fair Value	21,223		14,358
Mortgage-backed Securities, Issued by Private Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	252		378
Unrealized Gains	0		3
Unrealized Losses	31		34
Fair Value	221		347
Collateralized Debt Obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	50		50
Unrealized Gains	0		0
Unrealized Losses	0		0
Fair Value	50		50
Asset-backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	460		798
Unrealized Gains	11		15
Unrealized Losses	7		5
Fair Value	464		808
Corporate And Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	49		464
Unrealized Gains	2		19
Unrealized Losses	0		1
Fair Value	51		482
Equity Securities, Coca Cola
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0		0
Unrealized Gains	2,099		1,973
Unrealized Losses	0		0
Fair Value	2,099		1,973
Equity Securities, Other
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	928	[1]	886	[1]
Unrealized Gains	1	[1]	1	[1]
Unrealized Losses	0	[1]	0	[1]
Fair Value	$ 929	[1]	$ 887	[1]

[1]	At December 31, 2011, other equity securities included the following securities at cost: $342 million in FHLB of Atlanta stock, $398 million in Federal Reserve Bank stock, and $187 million in mutual fund investments. At December 31, 2010, other equity securities included the following securities at cost: $298 million in FHLB of Atlanta stock, $391 million in Federal Reserve Bank stock, and $197 million in mutual fund investments.